Equity Method Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Note 11 – Equity method investments

Jiutai District Rural Property Rights Exchange Center Co., Ltd.

In July 2016, Beijing Oriental entered into an Equity Investment Agreement to invest $57,588 (RMB 400,000) in Jiutai District Rural Property Rights Exchange Center Co., Ltd. (“Jiutai”), in exchange for 40% of Jiutai’s equity interest. Jiutai is a company incorporated on July 25, 2016, and is primarily engaged in providing rural property rights exchange services. There were no operations during the years ended December 31, 2018, 2017, and 2016.

In March 2018, Beijing Oriental entered into a share exchange agreement to sell the 40% of the equity interest in Jiutai to NCF Group Co., Ltd., a related party, for $58,095 (RMB 400,000).

The Group accounted for this investment using the equity method. As of December 31, 2018, and 2017, the equity investment in Jiutai was $NIL and $61,459 (RMB 400,000), respectively.

Fengshou Technology Co., Ltd.

In May 2018, the Group entered into an equity investment agreement to invest $1,452,293 (RMB 10,000,000) in Fengshou Technology Co., Ltd. (“Fengshou”) in exchange of 18% equity interest in Fengshou, a company incorporated on April 25, 2018. The Group accounted for its investment in Fengshou’s operation using equity method as the Group exercises significant influence. As of December 31, 2018, the equity investment in Fengshou was $1,457,050. The Group’s share of the results of the Fengshou’s operation was insignificant for the year ended December 31, 2018.

Linggui Technology (Beijing) Co., Ltd.

In November 2017, Cloud Services entered into an equity investment agreement to invest $740,070 (RMB 5,000,000) in Linggui Technology (Beijing) Co., Ltd. (“Linggui”) in exchange of 19% of Linggui’s equity interest. In November 2018, Cloud Services entered into an amended agreement to reduce its equity interest in Linggui to 5.46%. Linggui is a company incorporated on October 24, 2017 and is primarily engaged in providing technology development, technology transfer, and technology consulting services.

The Group accounted for its investment in Lingui’s operation using equity method as the Group exercises significant influence. The Group’s total investment in Lingui at December 31, 2018 and 2017 was $517,385, and $744,596, respectively, after recording its share of Linggui’s losses for the year ended December 31, 2018 and 2017 of $199,908 and $22,777, respectively.